Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

Telephone: (215) 988-2700

Fax: (215) 988-2757

www.drinkerbiddle.com

March 29, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Trust For Credit Unions (the “Trust”)/Preliminary Proxy Materials

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(b) of the Securities Exchange Act of 1934, as amended, please find the Trust’s Preliminary Proxy Statement, Notice of Special Meeting of Shareholders and Form of Proxy (collectively, the “Proxy Materials”). These Proxy Materials are being filed in connection with a Special Meeting of Shareholders of the Trust being held for the following purposes: 1) to approve a new Investment Advisory Agreement between the Trust and ALM First Financial Advisors, LLC; and 2) to transact such other business as may properly come before the meeting or any adjournment thereof.

Please do not hesitate to contact me at (215) 988-3328 if you have any comments or questions.

Sincerely,

/s/ Andrew Seaberg

Andrew Seaberg

THREE EASY WAYS TO VOTE YOUR PROXY

To vote by Telephone

1) Read the proxy statement and have this
proxy card at hand.

2) Call 1-800-690-6903.

3) Follow the recorded instructions.

4) To revoke or change vote, call again and
follow the recorded instructions.

To vote by Internet

1) Read the proxy statement and have this
proxy card at hand.

2) Go to website www.proxyvote.com

3) Follow the on-screen instructions.

4) To revoke or change vote, log in again
and follow the on-screen instructions.

To vote by Mail 1) Read the proxy statement. 2) Check the appropriate box on the reverse side. 3) Sign and date the proxy card. 4) Return the proxy card in the envelope provided.

IF YOU VOTE BY TELEPHONE OR INTERNET, DO NOT MAIL YOUR CARD.

PROXY

Trust for Credit Unions

Ultra-Short Duration Government Portfolio

Short Duration Portfolio

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

SPECIAL MEETING OF SHAREHOLDERS

[            ], 2017

This Proxy is solicited on behalf of the Board of Trustees of Trust for Credit Unions (the “Trust”) for the Special Meeting of Shareholders (the “Shareholder Meeting”) and related to the proposal with respect to the Trust’s Ultra-Short Duration Government Portfolio and Short Duration Portfolio (each, a “Portfolio,” together, the “Portfolios”). The undersigned hereby appoints Jay Johnson and Jon Jeffreys, and each of them, proxies for the undersigned, with full power of substitution and revocation to represent the undersigned and to vote on behalf of the undersigned all shares of the Portfolio which the undersigned is entitled to vote at the Shareholder Meeting to be held at 12:00 P.M. (Eastern time), on May 12, 2017, at 1001 Connecticut Avenue, N.W., Suite 1001, Washington, DC 20036, and any adjournment(s) or postponement(s) thereof. In their discretion, the proxies, and each of them, also are authorized to vote upon any other business that may properly come before the Shareholder Meeting or any adjournment(s) or postponement(s) thereof.

YOUR VOTE IS IMPORTANT. THE SHARES REPRESENTED BY THIS PROXY WILL BE VOTED AS INSTRUCTED. UNLESS INDICATED TO THE CONTRARY, THIS PROXY SHALL BE DEEMED TO GRANT AUTHORITY TO VOTE “FOR” THE PROPOSAL RELATING TO THE PORTFOLIO WITH DISCRETIONARY AUTHORITY TO VOTE UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE SHAREHOLDER MEETING OR ANY ADJOURNMENT(S) OR POSTPONEMENT(S) THEREOF.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE PROXY STATEMENT, DATED [April 10], 2017, AND HEREBY REVOKES ANY PROXY PREVIOUSLY GIVEN.

Date                    ,

Signature (s) (if held jointly)

Please sign exactly as name(s) appears above. If shares are held in the name of joint owners, each should sign. If signing as an attorney-in-fact, executor, administrator, trustee, guardian or some other representative capacity you should so indicate. If shareholder is a corporation or partnership, please sign in full corporate or partnership name by an authorized person.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED. PLEASE SIGN,

DATE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE IF YOU ARE NOT

VOTING BY TELEPHONE OR INTERNET.

Proposal: To approve a new investment advisory agreement between the Trust, on behalf of each Portfolio, and ALM First Financial Advisors, LLC:

	FOR	AGAINST	ABSTAIN
Ultra-Short Duration Government Portfolio	☐	☐	☐

Short Duration Portfolio	☐	☐	☐